EARNINGS PER SHARE ("EPS") (Tables)	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Schedule of Earnings per Share
	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Numerator for EPS:
Net income	$7,677	$4,841	$19,148	$12,096
Denominator for EPS:
Weighted average shares outstanding – basic	12,998,137	12,911,050	12,989,582	11,776,747
Dilutive shares	146,455	167,417	168,722	127,297
Weighted average shares outstanding – diluted	13,144,592	13,078,467	13,158,304	11,904,044

EPS:
Basic	$0.59	$0.37	$1.47	$1.03
Diluted	$0.58	$0.37	$1.46	$1.02